UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     August 03, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $202,055 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     8580   600000 SH  PUT  SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC     COM              007903107     8580   600000 SH       SOLE                   390000   210000        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      356    50000 SH       SOLE                    32500    17500        0
AQUILA INC                     COM              03840P102    18610  4550100 SH       SOLE                  3025900  1524200        0
BUILDING MATLS HLDG CORP       COM              120113105     1419   100000 SH       SOLE                    67000    33000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3619   100000 SH       SOLE                    70000    30000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1455    40200 SH  PUT  SOLE                    27700    12500        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     3749   395000 SH       SOLE                   260250   134750        0
CENTEX CORP                    COM              152312104     6496   162000 SH       SOLE                   107940    54060        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     1790   441939 SH       SOLE                   300089   141850        0
CHARTER COMMUNICATIONS INC D   NOTE 5.875%11/1  16117MAE7      626   350000 PRN      SOLE                        0   350000        0
COLUMBUS ACQUISITION CORP      COM              198851107     1758   237200 SH       SOLE                   237200        0        0
CROCS INC                      COM              227046109     7525   175000 SH  PUT  SOLE                   175000        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105     3783   340474 SH       SOLE                   227474   113000        0
FINLAY ENTERPRISES INC         COM NEW          317884203      332    61987 SH       SOLE                    61987        0        0
FREMONT GEN CORP               COM              357288109    10760  1000000 SH       SOLE                  1000000        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     8359    99000 SH       SOLE                    99000        0        0
HOVNANIAN ENTERPRISES INC      CL A             442487203     7440   450100 SH       SOLE                   301450   148650        0
LENNAR CORP                    CL A             526057104     6946   190000 SH       SOLE                   125000    65000        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     6533  6000000 PRN      SOLE                  4200000  1800000        0
LINCARE HLDGS INC              COM              532791100    11788   295800 SH  PUT  SOLE                   197700    98100        0
LIZ CLAIBORNE INC              COM              539320101     1029    27600 SH  PUT  SOLE                    18500     9100        0
MBF HEALTHCARE ACQUISITION C   UNIT 99/99/9999  552650202     4145   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     8982   246500 SH       SOLE                   246500        0        0
MILACRON INC                   COM NEW          598709301     1746   200000 SH       SOLE                   200000        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103     5007   150000 SH       SOLE                   100000    50000        0
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0  656568AB8     9863 10000000 PRN      SOLE                  6650000  3350000        0
PORTLAND GEN ELEC CO           COM NEW          736508847    17781   648000 SH       SOLE                   453600   194400        0
PULTE HOMES INC                COM              745867101     5657   252000 SH       SOLE                   168740    83260        0
ROTECH HEALTHCARE INC          COM              778669101      207   191500 SH       SOLE                   134380    57120        0
SPANISH BROADCASTING SYS INC   CL A             846425882     7938  1845958 SH       SOLE                  1200883   645075        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     1554    27000 SH       SOLE                    27000        0        0
TENET HEALTHCARE CORP          COM              88033G100      651   100000 SH  PUT  SOLE                    65000    35000        0
TIME WARNER CABLE INC          CL A             88732J108    12173   310777 SH       SOLE                   248341    62436        0
TOUSA INC                      COM              872962105     4818  1149900 SH       SOLE                   754950   394950        0